Document and Entity Information	12 Months Ended
Jul. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Amendment Flag	false
Entity Registrant Name	Duckhorn Portfolio, Inc.
Entity Central Index Key	0001835256